Accounts Receivables - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Receivables [Abstract]
Current accounts receivable		$ 5,695	$ 9,001
Accounts receivable	$ 5,581	5,695	9,001
Less current Portion of allowance for doubtful accounts	(481)	(948)	(2,378)
Less total allowance for doubtful accounts	(481)	(948)	(2,378)
Current accounts receivable, net of allowance for doubtful accounts	5,100	4,747	6,623
Total accounts receivable, net of allowance for doubtful accounts	$ 5,100	$ 4,747	$ 6,623